Financial instruments and risk management (Tables)	3 Months Ended
Nov. 30, 2022
Schedule of trade accounts receivable and allowance for doubtful accounts

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of November 30, 2022:

	Current	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	5,574,542	1,262,895	1,143,434	623,587	2,224,705	10,829,163
Allowance for doubtful accounts	-	-	16,219	7,515	1,381,904	1,405,638
% Allowance	0%	0%	1%	1%	62%	13%

Schedule of funding available from operations and other sources

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	1-2 years
	$	$

Accounts payable	14,158,792	-
Accrued liabilities	3,216,295	-
Players liability account	47,455	-
Promissory notes payable	784,407	-
Convertible debt	295,227	6,483,061

Schedule of fair value measurement

Carrying value at November 30, 2022	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	6,851,735
Restricted cash	-	47,455
Accounts and other receivables	-	9,431,647
Government remittances	-	881,445
Publisher advance	739,572	-
Promissory notes receivable	-	-
Investment at FVTPL	2,629,851	-
	3,369,423	17,212,282

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Carrying value at November 30, 2022	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	14,158,792
Accrued liabilities	-	-	3,216,295
Players liability account	-	-	47,455
Promissory notes payable	-	-	784,407
Warrant liability	21,194	-	-
Convertible debt	-	6,778,288	-
	21,194	6,778,288	18,206,949

Carrying value at August 31, 2022	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	8,601,706
Restricted cash	-	47,455
Accounts and other receivables	-	8,404,009
Government remittances	-	874,334
Publisher advance	1,490,648	-
Promissory notes receivable	576,528	-
Investment at FVTPL	2,629,851	-
	4,697,027	17,927,504

Carrying value at August 31, 2022	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	12,772,375
Accrued liabilities	-	-	3,756,758
Players liability account	-	-	47,455
Promissory notes payable	-	-	771,762
Warrant liability	49,894	-	-
Convertible debt	-	7,250,603	-
	49,894	7,250,603	17,348,350

Schedule of hierarchy levels of fair value

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of November 30, 2022
	$	$	$	$

Warrant liability	-	21,194	-	21,194
Convertible debt	-	-	6,778,288	6,778,288
Publisher advance	-	-	739,572	739,572
Investment at FVTPL	-	-	2,629,851	2,629,851

	Level 1	Level 2	Level 3	Fair value as of August 31, 2022
	$	$	$	$

Warrant liability	-	49,894	-	49,894
Convertible debt	-	-	7,250,603	7,250,603
Publisher advance	-	-	1,490,648	1,490,648
Promissory notes receivable	-	-	576,528	576,528
Investment at FVTPL	-	-	2,629,851	2,629,851